Segment Information - Summary of Significant Information Relating to Company's Reportable Operating Segments (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Penasquito [member]
Disclosure of operating segments [line items]
Percentage of silver production to be delivered to Silver Wheaton	25.00%
Silver cash payment per ounce	4.17	4.13
Sales revenue	$ (26)	$ 15
Realized and unrealized gains on commodity hedges	15	0
Pueblo Viejo [member] | Excluding attributable amounts from associates and joint venture [member]
Disclosure of operating segments [line items]
Revenues related to sale of gold ounces	501	541
Revenues related to sale of silver ounces	33	27
Pueblo Viejo [member] | All other segments [member]
Disclosure of operating segments [line items]
Intersegment purchase of gold	501	541
Intersegment purchase of Silver	$ 33	$ 27